September 7, 1998


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Annual Report to shareholders of the Matrix Growth Fund and Matrix Emerging Growth Fund series of the Registrant for the twelve month period ended June 30, 1998.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,


Robert H. Wadsworth

                               MATRIX GROWTH FUND
                           MATRIX EMERGING GROWTH FUND

                               Semi-Annual Report


                                  June 30, 1998

August 15, 1998

Dear Matrix Shareholder,

Riding on the strength of a very positive first quarter the stock market enjoyed a solid advance for the first half of 1998. Gains of 17.63% by the S&P 500 and 5.3% by the Russell 2000 indexes indicate that large capitalization stocks continue to provide market leadership. The Matrix Growth and Emerging Growth Funds gained 15.24% and 9.92%, respectively for the period.

The footing under the continued advance of the stock market continues to be almost perfect economic conditions. Producer prices remain stable and in some cases are in mild decline, consumer prices have been rising at a very low and decelerating rate, while consumers are enjoying modest increases in real income. These conditions rate only "almost" perfect, on account of accumulating economic and financial problems outside of the US.

In the second quarter the major stock market indexes produced minimal gains, while the average mutual fund experienced a 2% decline as investors began to factor in the effects of continued problems in Asia and Eastern Europe. Despite the fact that small growth companies are less exposed to international difficulties,  have  a  stronger  earnings  outlook,  and  are  at  historically attractive valuations, this group continues to under-perform large capitalization issues. And though a large portion of earnings of the companies in the S&P 500 are earned outside the US, these stocks retain their price leadership because of their good liquidity and perceived higher quality. The effect of these conditions is to increase the valuation differential between large and small capitalization issues which has existed for some time.

Valuations alone do not cause shifts in capital flows on investor preferences. Until a change in fundamentals occurs investor preferences will not likely change, and hence an improvement in foreign conditions is the likely prerequisite to improved performance for small capitalization stocks.

Overall, we believe a modest slowdown in earnings growth for the S&P 500 stocks will slow the pace of market gains in the second half of 1998. It is also unlikely that merger and acquisition activity will sustain its recent pace, reducing another stimulus which drove prices in the first half.

Looking ahead, the outlook for US financial assets remains positive. Recent and potential devaluations of foreign currencies improve the purchasing power of US corporations, while a stable political environment improves the appetite of foreign investors for US stocks. Continued stability of inflation, wage, and interest rates should allow the US economy to sustain moderate growth.

About the Funds

Matrix Emerging Growth Fund focuses on companies which the managers believe can produce superior three-to-five year revenue and profit growth. These attributes are typically found in companies concentrating their efforts on a single product, service, or technology. Matrix Growth Fund focuses on companies which have attained leadership in developed markets or diversified lines of business. Price and shareholder information for both funds is available via internet at http://www.firstfund.com.

Sincerely,

SENA o WELLER o ROHS o WILLIAMS o INC

                               MATRIX GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 96.9%                                                              Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Conglomerates: 7.0%
      11,000         General Electric Company................................................          $ 1,001,000
                                                                                                       -----------

                     Consumer Cyclical: 10.0%
      17,088         Mattel, Inc.............................................................              723,036
      10,000         McDonald's Corp.........................................................              690,000
                                                                                                           -------
                                                                                                         1,413,036
                                                                                                         ---------
                     Consumer Non-Cyclical: 19.3%
      12,000         Albertson's, Inc........................................................              621,750
       9,000         Colgate-Palmolive Company...............................................              792,000
       8,000         Health Care and Retirement Corp.*.......................................              315,500
      11,000         Schering-Plough Corp....................................................            1,007,875
                                                                                                         ---------
                                                                                                         2,737,125
                                                                                                         ---------
                     Energy: 11.8%
       4,000         British Petroleum Company, ADR..........................................              353,000
      13,000         Enron Corp..............................................................              702,813
       8,000         Mobil Corp..............................................................              613,000
                                                                                                           -------
                                                                                                         1,668,813
                                                                                                         ---------
                     Financial: 14.3%
       8,000         American Express Company................................................              912,000
      30,000         Norwest Corp............................................................            1,121,250
                                                                                                         ---------
                                                                                                         2,033,250
                                                                                                         ---------
                     Industrials: 7.0%
      10,000         AlliedSignal, Inc.......................................................              443,750
      16,125         Thermo Electron Corp.*..................................................              551,273
                                                                                                           -------
                                                                                                           995,023
                                                                                                           -------
                     Technology: 15.2%
      11,200         Automatic Data Processing, Inc..........................................              816,200
      10,125         Computer Associates International, Inc..................................              562,570
       3,000         Motorola, Inc...........................................................              157,688
      16,000         Stryker Corp.*..........................................................              614,000
                                                                                                           -------
                                                                                                         2,150,458
                                                                                                         ---------

                               MATRIX GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Utilities: 12.3%
      13,000         Ameritech Corp..........................................................            $ 583,375
      24,000         WorldCom, Inc.*.........................................................            1,162,500
                                                                                                         ---------
                                                                                                         1,745,875
                                                                                                         ---------

                     Total Common Stocks (cost $3,842,656)...................................           13,744,580
                                                                                                        ----------

Principal Amount     REPURCHASE AGREEMENT: 3.2%
------------------------------------------------------------------------------------------------------------------------------------
    $456,000         Star Bank Repurchase Agreement, 5.20%, dated 6/30/1998,
                     due 7/1/1998, collateralized by $460,000 GNMA, 5.20%,
                     due 5/20/2024 (proceeds $456,066) (cost $456,000).......................              456,000
                                                                                                           -------

                     Total Investment in Securities (cost $4,298,656+): 100.1%...............           14,200,580
                     Liabilities in excess of Other Assets: (0.01)%..........................               (9,492)
                                                                                                            ------
                     Total Net Assets: 100.00% ..............................................          $14,191,088
                                                                                                       ===========

* Non-income producing security.

+ At June 30,  1998,  the cost of  investments  for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................          $ 9,927,851
                     Gross unrealized depreciation...........................................              (25,927)
                                                                                                           -------
                            Net unrealized appreciation......................................          $ 9,901,924
                                                                                                       ===========


See accompanying Notes to Financial Statements.

                               MATRIX GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $4,298,656) .................................          $14,200,580
      Cash...................................................................................                  248
      Receivables:
            Fund shares sold.................................................................                1,948
            Dividends and interest...........................................................               11,827
      Deferred organization costs............................................................                7,505
      Prepaid expenses.......................................................................                  639
                                                                                                               ---
                  Total assets ..............................................................           14,222,747
                                                                                                        ----------

LIABILITIES
      Payables:
            Advisory fees....................................................................                8,126
            Administration fee...............................................................                2,589
            Distribution fees................................................................                8,677
      Accrued expenses ......................................................................               12,267
                                                                                                            ------
                  Total liabilities..........................................................               31,659
                                                                                                            ------


NET ASSETS                                                                                             $14,191,088
                                                                                                       ===========

      Net asset value, offering and redemption price per share
            ($14,191,088/660,701 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $21.48
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................          $ 4,030,844
      Undistributed net realized gain on investments.........................................              258,320
      Net unrealized appreciation on investments.............................................            9,901,924
                                                                                                         ---------
            Net assets ......................................................................          $14,191,088
                                                                                                       ===========





See accompanying Notes to Financial Statements.

                               MATRIX GROWTH FUND

STATEMENT OF OPERATIONS - For the Six Months Ended June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends........................................................................             $ 69,536
            Interest.........................................................................               15,168
                                                                                                            ------
                  Total income ..............................................................               84,704
                                                                                                            ------
      Expenses
            Advisory fees ...................................................................               60,286
            Distribution fees................................................................               16,746
            Administration fee...............................................................               14,876
            Fund accounting fees.............................................................                8,223
            Transfer agent fees..............................................................                8,115
            Audit fee........................................................................                6,952
            Custody fees.....................................................................                3,856
            Registration fees................................................................                3,333
            Amortization of deferred organization costs......................................                2,480
            Trustee fees.....................................................................                2,310
            Reports to shareholders..........................................................                1,860
            Miscellaneous....................................................................                1,842
            Legal fees.......................................................................                1,769
            Insurance........................................................................                  344
                                                                                                               ---
                  Total expenses.............................................................              132,992
                  Less: expenses waived and reimbursed.......................................              (15,770)
                                                                                                           -------
                  Net expenses...............................................................              117,222
                                                                                                           -------
                        Net investment loss   ...............................................              (32,518)
                                                                                                           -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net change in unrealized appreciation on investments ..................................            1,932,605
                                                                                                         ---------
            Net unrealized gain on investments ..............................................            1,932,605
                                                                                                         ---------

                  Net increase in net assets resulting from operations ......................          $ 1,900,087
                                                                                                       ===========


See accompanying Notes to Financial Statements.

                               MATRIX GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Six Months            Year
                                                                                   Ended              Ended
                                                                              June 30, 1998*     December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment loss.....................................................       $ (32,518)          $ (39,120)
   Net realized gain from security transactions ...........................              -0-          1,292,345
   Net change in unrealized appreciation on investments....................       1,932,605           2,104,427
                                                                                  ---------           ---------
      Net increase in net assets resulting from operations ................       1,900,087           3,357,652
                                                                                  ---------           ---------

DISTRIBUTIONS TO SHAREHOLDERS
      Net realized gain on investments.....................................             -0-          (1,034,432)
                                                                                         -           ----------

CAPITAL SHARE TRANSACTIONS
   Net decrease in net assets derived from net change in
      outstanding shares (a) ..............................................        (277,149)         (1,829,826)
                                                                                   --------          ----------
      Total increase (decrease) in net assets .............................       1,622,938             493,394

NET ASSETS
Beginning of period........................................................      12,568,150          12,074,756
                                                                                 ----------          ----------
End of period .............................................................     $14,191,088         $12,568,150
                                                                                ===========         ===========

(a) A summary of capital shares transactions is as follows:

                                                             Six Months Ended                   Year Ended
                                                              June 30, 1998*                 December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
                                                          Shares          Value            Shares         Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ......................................          13,819       $ 276,427         35,928        $ 673,028
Shares issued in reinvestment of distributions....              -0-             -0-        49,749          907,913
Shares redeemed ..................................         (27,330)       (553,576)      (211,493)      (3,410,767)
                                                           -------        --------       --------       ----------
Net decrease .....................................         (13,511)     $ (277,149)      (125,816)     $(1,829,826)
                                                           =======      ==========       ========      ===========

*Unaudited.

See accompanying Notes to Financial Statements.

                               MATRIX GROWTH FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                    Six Months
                                                       Ended                    Year Ended December 31,
                                                  June 30, 1998# 1997      1996       1995      1994     1993
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period..............    $18.64    $15.09    $14.96     $13.45    $14.51    $14.05
Income from investment operations:
      Net investment (loss) income................     (0.05)    (0.06)    (0.01)      0.10      0.05      0.06
      Net realized and unrealized gain (loss)
         on investments ..........................      2.89      5.24      2.69       3.06     (0.75)     1.25
                                                        ----      ----      ----       ----     -----      ----
Total from investment operations..................      2.84      5.18      2.68       3.16     (0.70)     1.31
                                                        ----      ----      ----       ----     -----      ----
Less distributions:
      From net investment income..................      0.00      0.00      0.00      (0.10)    (0.05)    (0.06)
      From net capital gains .....................      0.00     (1.63)    (2.55)     (1.55)    (0.31)    (0.79)
                                                        ----     -----     -----      -----     -----     -----
Total distributions...............................      0.00     (1.63)    (2.55)     (1.65)    (0.36)    (0.85)
                                                        ----     -----     -----      -----     -----     -----
Net asset value, end of period....................    $21.48    $18.64    $15.09     $14.96    $13.45    $14.51
                                                      ======    ======    ======     ======    ======    ======

Total return .....................................     15.24%    34.57%    17.93%     23.52%    (4.82)%    9.32%

Ratios/supplemental data:
Net assets, end of period (millions)..............    $ 14.2    $ 12.6     $ 12.1    $ 12.3    $ 15.5    $ 19.1
Ratio of expenses to average net assets:
      Before expense reimbursement ...............      1.98%+    1.98%     1.99%      1.76%     1.84%     1.67%
      After expense reimbursement.................      1.75%+    1.75%     1.75%      1.75%     1.84%     1.67%
Ratio of net investment (loss) income to average net assets:
      Before expense reimbursement ...............     (0.72)%+  (0.57)%   (0.33)%     0.47%     0.29%     0.40%
      After expense reimbursement ................     (0.49)%+  (0.34)%   (0.08)%     0.48%     0.29%     0.40%

Portfolio turnover rate ..........................          0%        0%         0%       27%       25%       30%


#Unaudited.

+Annualized.

See accompanying Notes to Financial Statements.

                               MATRIX EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 94.7%                                                              Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Chemicals: 1.9%
       3,000         Cambrex Corp............................................................             $ 78,750
       1,700         OM Group, Inc.*.........................................................               70,125
           -                                                                                                ------
                                                                                                           148,875
                                                                                                           -------
                     Computer Data Security: 0.2%
         500         VeriSign, Inc.*.........................................................               18,688
                                                                                                            ------

                     Computer Networking: 2.6%
       2,250         Cisco Systems, Inc.*....................................................              207,141
                                                                                                           -------

                     Computer Services: 0.1%
         500         AnswerThink Consulting Group, Inc.*.....................................               10,750
                                                                                                            ------

                     Consulting Services: 1.9%
       3,500         Hagler Bailly, Inc.*....................................................               90,562
       2,500         Professional Detailing, Inc.*...........................................               62,188
                                                                                                            ------
                                                                                                           152,750
                                                                                                           -------
                     Distribution/Wholesale: 1.4%
       7,500         Brightpoint, Inc.*......................................................              108,750
                                                                                                           -------

                     Energy: 5.0%
       7,000         Comstock Resources, Inc.*...............................................               52,062
       4,500         Cross Timbers Oil Company...............................................               85,781
       3,500         Marine Drilling Companies, Inc.*........................................               56,000
       3,250         Ocean Energy, Inc.*.....................................................               63,578
       6,000         R&B Falcon Corp.*.......................................................              135,750
                                                                                                           -------
                                                                                                           393,171
                                                                                                           -------
                     Financial Services: 10.5%
       3,500         Amerin Corp.*...........................................................              102,156
       5,000         FIRSTPLUS Financial Group, Inc.*........................................              180,000
       3,500         Freedom Securities Corp.*...............................................               63,437
       2,756         Litchfield Financial Corp.*.............................................               57,876
       2,666         Mutual Risk Management, Ltd.*...........................................               97,142

                               MATRIX EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Financial Services, continued
       2,100         PartnerRe, Ltd..........................................................            $ 107,100
       5,000         PMT Services, Inc.*.....................................................              127,188
       5,000         UniCapital Corp.*.......................................................               95,625
                                                                                                            ------
                                                                                                           830,524
                                                                                                           -------
                     Health Care Services: 4.2%
       3,500         Healthcare Recoveries, Inc.*............................................               69,125
       4,000         HEALTHSOUTH Corp.*......................................................              106,750
       4,500         Res-Care, Inc.*.........................................................               82,969
       1,200         United Healthcare Corp..................................................               76,200
                                                                                                            ------
                                                                                                           335,044
                                                                                                           -------
                     Hotels and Motels: 1.0%
       6,500         Execustay Corp.*........................................................               76,375
                                                                                                            ------

                     Industrial and Commercial Services: 8.4%
       2,500         AccuStaff, Inc.*........................................................               78,125
       5,000         ACSYS, Inc.*............................................................               68,750
       6,000         CulturalAccessWorldwide, Inc.*..........................................               58,500
       2,500         RCM Technologies, Inc.*.................................................               50,781
       2,000         Snyder Communications, Inc.*............................................               88,000
       5,000         StaffMark, Inc.*........................................................              183,125
       2,400         Sylvan Learning Systems, Inc.*..........................................               78,600
       2,500         Wackenhut Corrections Corp.*............................................               58,438
                                                                                                            ------
                                                                                                           664,319
                                                                                                           -------
                     Internet Content: 1.0%
       1,750         At Home Corp.*..........................................................               82,797
                                                                                                            ------

                     Manufactured Housing: 2.8%
       3,750         American Homestar Corp.*................................................               89,766
       3,125         Palm Harbor Homes, Inc.*................................................              133,203
                                                                                                           -------
                                                                                                           222,969
                                                                                                           -------
                     Media Broadcasting: 1.9%
       2,300         Young Broadcasting Corp., Class A*......................................              149,500
                                                                                                           -------

                               MATRIX EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Medical - Advance Devices: 2.7%
       3,000         Guidant Corp............................................................            $ 213,937
                                                                                                         ---------

                     Medical - Hospitals: 1.3%
       3,375         Tenet Healthcare Corp.*.................................................              105,469
                                                                                                           -------

                     Medical and Dental Practices Management: 4.6%
       5,000         American Oncology Resources, Inc.*......................................               61,094
       5,000         AmeriPath, Inc.*........................................................               59,063
       6,000         Castle Dental Centers, Inc.*............................................               58,500
       3,500         Medirisk, Inc.*.........................................................               70,875
       1,000         OrthAlliance, Inc., Class A*............................................               14,500
       6,000         PhyCor, Inc.*...........................................................               99,375
                                                                                                            ------
                                                                                                           363,407
                                                                                                           -------
                     Medical Labs and Testing: 2.4%
       3,000         Covance, Inc.*..........................................................               67,500
       4,200         Kendle International, Inc.*.............................................              127,050
                                                                                                           -------
                                                                                                           194,550
                                                                                                           -------
                     Medical and Optical Supplies: 2.2%
       3,400         Ocular Sciences, Inc.*..................................................              110,500
       4,250         PSS World Medical, Inc.*................................................               62,156
                                                                                                            ------
                                                                                                           172,656
                                                                                                           -------
                     Pharmaceuticals: 6.8%
       2,300         Elan Corp., PLC - ADR*..................................................              147,919
       2,000         Express Scripts, Inc., Class A*.........................................              161,250
       2,600         Transkaryotic Therapies, Inc.*..........................................               66,950
       3,478         Watson Pharmaceuticals, Inc.*...........................................              162,379
                                                                                                           -------
                                                                                                           538,498
                                                                                                           -------
                     Restaurants: 0.4%
       4,000         Star Buffet, Inc.*......................................................               33,000
                                                                                                            ------

                               MATRIX EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Retailers - Specialty: 3.4%
       2,500         99 Cents Only Stores....................................................            $ 103,750
       3,000         General Nutrition Companies, Inc........................................               93,375
       4,562         OfficeMax, Inc..........................................................               75,273
                                                                                                            ------
                                                                                                           272,398
                                                                                                           -------
                     Retirement/Aged Care: 0.9%
       2,000         Sunrise Assisted Living, Inc.*..........................................               68,750
                                                                                                            ------

                     Semiconductors and Related: 1.7%
         500         Broadcom Corp., Class A*................................................               36,812
       1,500         Uniphase Corp.*.........................................................               94,172
                                                                                                            ------
                                                                                                           130,984
                                                                                                           -------
                     Software and Processing: 13.6%
       2,250         Advent Software, Inc.*..................................................               94,500
       2,000         Arbor Software Corp.*...................................................               62,875
       4,500         Cadence Design Systems, Inc.*...........................................              140,625
       1,600         Cambridge Technology Partners, Inc.*....................................               87,400
       2,400         HNC Software, Inc.*.....................................................               97,950
       2,350         Hyperion Software Corp.*................................................               66,975
       6,100         Infinium Software, Inc.*................................................               84,637
       2,000         J.D. Edwards & Company*.................................................               85,875
       3,925         Oracle Corp.*...........................................................               96,408
       3,000         Parametric Technology Company*..........................................               81,375
       7,500         Phoenix International Ltd., Inc.*.......................................              121,875
       2,500         Structural Dynamics Research Corp.*.....................................               57,812
                                                                                                            ------
                                                                                                         1,078,307
                                                                                                         ---------
                     Telecommunications Equipment: 6.3%
       3,000         Advanced Fibre Communications, Inc.*....................................              120,188
       2,275         Comverse Technology, Inc.*..............................................              118,016
       3,625         Excel Switching Corp.*..................................................               90,172
       4,000         MRV Communications, Inc.*...............................................               83,000
       1,250         Tellabs, Inc.*..........................................................               89,531
                                                                                                            ------
                                                                                                           500,907
                                                                                                           -------

                               MATRIX EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Telephone Systems: 3.9%
       1,300         Pacific Gateway Exchange, Inc.*.........................................             $ 52,081
       4,987         Star Telecommunications, Inc.*..........................................              111,584
       3,000         WorldCom, Inc.*.........................................................              145,313
                                                                                                           -------
                                                                                                           308,978
                                                                                                           -------
                     Travel Services: 1.6%
       2,800         Galileo International, Inc.*............................................              126,175
                                                                                                         -------


                     Total Common Stocks (cost $4,609,060)...................................            7,509,669
                                                                                                         ---------

Principal Amount     REPURCHASE AGREEMENT: 5.4%
------------------------------------------------------------------------------------------------------------------------------------
    $428,000         Star Bank Repurchase Agreement, 5.20%, dated 6/30/1998,
                     due 7/1/1998, collateralized by $430,000 GNMA, 5.20%,
                     due 5/20/2024 (proceeds $428,062) (cost $428,000).......................              428,000
                                                                                                           -------

                     Total Investment in Securities (cost $5,037,060+): 100.1%...............            7,937,669
                     Liabilities in excess of Other Assets: (0.1)%...........................               (9,012)
                                                                                                            ------
                     Total Net Assets: 100.00% ..............................................          $ 7,928,657
                                                                                                       ===========

* Non-income producing security.

+ At June 30, 1998, the cost of investments for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................          $ 3,190,996
                     Gross unrealized depreciation...........................................             (290,387)
                                                                                                          --------
                            Net unrealized appreciation......................................          $ 2,900,609
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                               MATRIX EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $5,037,060) .................................          $ 7,937,669
      Cash ..................................................................................                  731
      Receivables:
            Fund shares sold.................................................................                  957
            Dividends and interest...........................................................                  242
      Deferred organization costs............................................................               10,804
      Prepaid expenses.......................................................................                  350
                                                                                                               ---
                  Total assets ..............................................................            7,950,753
                                                                                                         ---------

LIABILITIES
      Payables:
            Advisory fees....................................................................                2,004
            Administration fee...............................................................                2,471
            Distribution fees................................................................                5,166
      Accrued expenses ......................................................................               12,455
                                                                                                            ------
                  Total liabilities..........................................................               22,096
                                                                                                            ------


NET ASSETS                                                                                             $ 7,928,657
                                                                                                       ===========

      Net   asset   value,    offering   and   redemption    price   per   share
            ($7,928,657/441,632 shares outstanding; unlimited number
            of shares authorized without par value) .........................................               $17.95
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................          $ 4,951,954
      Undistributed net realized gain on investments.........................................               76,094
      Net unrealized appreciation on investments.............................................            2,900,609
                                                                                                         ---------
            Net assets ......................................................................          $ 7,928,657
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                               MATRIX EMERGING GROWTH FUND

STATEMENT OF OPERATIONS - For the Six Months Ended June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Interest ........................................................................             $ 12,283
            Dividends........................................................................                3,918
                                                                                                             -----
                  Total income ..............................................................               16,201
                                                                                                            ------
      Expenses
            Advisory fees ...................................................................               35,160
            Administration fee...............................................................               14,882
            Distribution fees................................................................                9,767
            Fund accounting fees.............................................................                7,671
            Transfer agent fees..............................................................                6,999
            Audit fee........................................................................                6,552
            Custody fees.....................................................................                4,051
            Registration fees................................................................                3,967
            Amortization of deferred organization costs......................................                2,976
            Trustee fees.....................................................................                1,937
            Miscellaneous....................................................................                1,824
            Legal fees.......................................................................                1,538
            Reports to shareholders..........................................................                1,247
            Insurance........................................................................                  650
                                                                                                               ---
                  Total expenses.............................................................               99,221
                  Less: expenses waived and reimbursed.......................................              (20,961)
                                                                                                           -------
                  Net expenses...............................................................               78,260
                                                                                                            ------
                        Net investment loss..................................................              (62,059)
                                                                                                           -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain from security transactions ..........................................               59,995
      Net change in unrealized appreciation on investments ..................................              681,166
                                                                                                           -------
            Net realized and unrealized gain on investments .................................              741,161
                                                                                                           -------

                  Net increase in net assets resulting from operations ......................            $ 679,102
                                                                                                         =========


See accompanying Notes to Financial Statements.

                               MATRIX EMERGING GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Six Months            Year
                                                                                   Ended              Ended
                                                                               June 30, 1998*   December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment loss.....................................................       $ (62,059)          $ (95,357)
   Net realized gain from security transactions ...........................          59,995             245,027
   Net change in unrealized appreciation on investments....................         681,166             804,993
                                                                                    -------             -------
      Net increase in net assets resulting from operations ................         679,102             954,663
                                                                                    -------             -------

DISTRIBUTIONS TO SHAREHOLDERS
      Net realized gain from security transactions.........................             -0-            (108,341)
                                                                                         -             --------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from net change in outstanding
      shares (a) ..........................................................         284,845             456,780
                                                                                    -------             -------
      Total increase in net assets ........................................         963,947           1,303,102

NET ASSETS
   Beginning of period.....................................................       6,964,710           5,661,608
                                                                                  ---------           ---------
End of period .............................................................     $ 7,928,657         $ 6,964,710
                                                                                ===========         ===========

(a) A summary of capital shares transactions is as follows:

                                                              Six Months Ended                  Year Ended
                                                               June 30, 1998*                December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
                                                           Shares         Value           Shares          Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ......................................          34,470       $ 632,572         49,723        $ 772,800
Shares issued in reinvestment of  distributions...             -0-             -0-          3,456           53,845
Shares redeemed ..................................         (19,290)       (347,727)       (24,207)        (369,865)
                                                           -------        --------        -------         --------
Net increase .....................................          15,180       $ 284,845         28,972        $ 456,780
                                                            ======       =========         ======        =========

*Unaudited.

See accompanying Notes to Financial Statements.

                               MATRIX EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months      Year Ended December 31,   April 4, 1995*
                                                            Ended                                      through
                                                       June 30, 1998#      1997          1996     December 31,1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period...................    $16.33         $14.24        $12.98         $10.00
                                                           ------         ------        ------         ------
Income from investment operations:
      Net investment loss..............................     (0.14)         (0.21)        (0.18)         (0.03)
      Net realized and unrealized gain on
        investments....................................      1.76           2.56          1.54           3.01
                                                             ----           ----          ----           ----
Total from investment operations.......................      1.62           2.35          1.36           2.98
                                                             ----           ----          ----           ----
Less distributions:
      From net capital gains...........................      0.00          (0.26)        (0.10)          0.00
                                                             ----          -----         -----           ----

Net asset value, end of period.........................    $17.95         $16.33        $14.24         $12.98
                                                           ======         ======        ======         ======
Total return...........................................      9.92%         16.58%        10.47%         42.09%
Ratios/supplemental data:
Net assets, end of period (millions)...................     $ 7.9          $ 7.0          $ 5.7         $ 4.3

Ratio of expenses to average net assets:
      Before expense reimbursement.....................      2.54%+         2.71%         3.13%          3.43%+
      After expense reimbursement......................      2.00%+         2.00%         2.00%          2.00%+
Ratio of net investment loss to average net assets:
      Before expense reimbursement.....................     (2.12)%+       (2.19)%       (2.53)%        (1.87)%+
      After expense reimbursement......................     (1.59)%+       (1.48)%       (1.40)%        (0.43)%+
Portfolio turnover rate................................     13.79%         41.11%        29.54%          9.95%

*Commencement of operations.

#Unaudited.

+Annualized.


See accompanying Notes to Financial Statements.

                               MATRIX GROWTH FUND
                           MATRIX EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Matrix Growth Fund and the Matrix Emerging Growth Fund (the "Funds") are each a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Funds began operations on May 14, 1986 and April 4, 1995, respectively. Prior to January 1, 1995, Matrix Growth Fund was a series of shares in the Gateway Trust, a family of four no-load, diversified mutual funds registered under the 1940 Act. The investment objectives of the Funds are long-term growth of capital and long-term capital appreciation, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

       B. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

       C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Deferred Organization Costs. The costs incurred by the Funds with respect to adopting their current management and trust agreements, and initial organization for Emerging Growth, have been deferred and are being amortized using the straight-line method over a period of five years from January 1, 1995 for Growth and April 4, 1995 (commencement of operations) for Emerging Growth.

      E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                               MATRIX GROWTH FUND
                           MATRIX EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 1998 (Unaudited), Continued
--------------------------------------------------------------------------------

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      For the six months ended June 30, 1998, Sena Weller Rohs Williams, Inc. (the "Adviser") provided the Funds with investment management services under an Investment Advisory Agreement. The Adviser furnished all investment advice, office space and certain administrative services, and most of the personnel needed by the Funds. As compensation for its services, the Adviser was entitled to a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Funds up to $50 million per Fund, 0.70% of the next $50 million and 0.60% of all such assets over $100 million.

      The Adviser has agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds' aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 1.75% and 2.00%, respectively, of average daily net assets through June 30, 1998. As a result, the Adviser will reimburse the Funds for expenses in excess of the limit in the amounts of $15,770 for Matrix Growth and $20,961 for Matrix Emerging Growth, respectively.

      Investment Company Administration Corporation (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rate:

      Under $15 million          $30,000
      $15 to $50 million      0.20% of average  daily net assets
      $50 to $100 millio      0.15% of average  daily net assets
      $100 to $150  million   0.10% of average  daily net assets
      Over $150 million       0.05% of average daily net assets

       For the six months ended June 30, 1998, Matrix Growth Fund and Matrix Emerging Growth Fund incurred $14,876 and $14,882 in Administration fees, respectively.

      Reynolds DeWitt Securities Company (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Adviser.

       Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

                               MATRIX GROWTH FUND
                           MATRIX EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 1998 (Unaudited), Continued
--------------------------------------------------------------------------------

NOTE 4 - DISTRIBUTION COSTS

      The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Adviser as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Funds. The fee is paid to the Adviser as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the six months ended June 30, 1998, the Matrix Growth Fund and the Matrix Emerging Growth Fund, paid fees of $16,746 and $9,767, respectively, to the Adviser.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $0 and $0, respectively, for the Matrix Growth Fund and $1,192,152 and $1,087,524, respectively, for the Matrix Emerging Growth Fund.

                                     Adviser
                         Sena Weller Rohs Williams, Inc.
                                 300 Main Street
                             Cincinnati, Ohio 45202
                                 (513) 621-2875
                                 (800) 877-3344
                                        o
                                   Distributor
                       Reynolds DeWitt Securities Company
                  a division of Sena Weller Rohs Williams, Inc.
                                 300 Main Street
                             Cincinnati, Ohio 45202
                                 (513) 621-2875
                                 (800) 877-3344
                                        o
                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202
                                        o
                                 Transfer Agent
                          American Data Services, Inc.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132
                                        o
                                    Auditors
                              Tait, Weller & Baker
                       Eight Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103
                                        o
                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104


   This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

   Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.